DISCONTINUED OPERATIONS - Reconciliation of disposal gain (Details) - USD ($)		12 Months Ended
	Sep. 25, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS
Waiver of the Company's payable to the Buyer of the discontinued operations	$ 217,400,000
Fair value of shares issued to the Buyer	(42,500,000)
Net assets of discontinued operations as of the disposal date	(133,600,000)
Release of currency translation difference due to discontinued operations	65,000,000	$ 0	$ 0	$ 64,984,682
Disposal Gain	$ 106,300,000	$ 0	$ 0	$ 106,292,213